U.S. Bancorp Fund Services LLC
                       615 East Michigan Street, 2nd Floor
                               Milwaukee, WI 53202



September 5, 2003



VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                 Re: The Kenwood Funds, File Nos.: 333-1171, 811-7521

To whom it may concern:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectus and statement of additional information dated September 1, 2003 that would have been filed under Rule 497(c), do not differ from the forms of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 10 on August 28, 2003.

If you have any questions, regarding this filing, please call the undersigned at
(414) 765-5025.


Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.